Employee Benefit Plans - Schedule of Assumptions Used (Details) - France	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discount rate	3.10%	3.05%	3.65%
Salary increases	3.00%	3.00%	3.00%